Revenues - Additional Information (Details) - USD ($) $ in Millions	3 Months Ended		12 Months Ended
	Mar. 31, 2023	Mar. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Revenues [Abstract]
Deferred revenue recognized	$ 1.0	$ 0.9	$ 2.4	$ 2.0